Staff numbers and costs	12 Months Ended
Mar. 31, 2025
Staff numbers and costs
Staff numbers and costs

17.         Staff numbers and costs

The average weekly number of staff, including the Executive Director, during the year, analyzed by category, was as follows:

	Year ended
	March 31,
	2025	2024	2023
Operations	25,577	23,214	19,732
Sales, management and support	1,499	1,284	1,065
Average	27,076	24,498	20,797

At March 31, 2025 the Company had a team of 25,952 aviation professionals (2024: 27,076; 2023: 22,261).

The aggregate payroll costs of these persons were as follows:	Year ended
	March 31,
	2025	2024	2023
	€M	€M	€M
Staff and related costs	1,537.1	1,335.4	1,085.4
Social welfare costs	182.7	156.1	80.8
Other pension costs (a)	18.5	12.4	9.0
Share based payments	12.8	(3.9)	16.2
	1,751.1	1,500.0	1,191.4

(a)	Costs in respect of defined-contribution benefit plans and other pension arrangements were €19m in 2025 (2024: €12m; 2023: €9m).

Staff costs capitalized into assets (and therefore excluded from the table above) during the FY25 amounted to €65m (FY24: €58m; FY23: €36m).